SCHEDULE OF LOAN PAYABLES - EIDL (Details) (Parenthetical)	Dec. 31, 2024 USD ($)
Global AA Group, Inc. [Member]
EIDL loan amount	$ 150,000
Global BB Group, Inc. [Member]
EIDL loan amount	150,000
Global JJ Group, Inc. [Member]
EIDL loan amount	$ 150,000